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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Strategic Sector Premium Fund

Portfolio of Investments - September 30, 2009 (unaudited)

		Number
		of Shares	Value
COMMON STOCKS: 108.4% of net assets

CONSUMER DISCRETIONARY:	22.2%
American Eagle Outfitters, Inc.		91,400	$1,541,004
Bed Bath & Beyond Inc.*		70,000	2,627,800
Best Buy Co, Inc.		54,800	2,056,096
Coach Inc.		20,000	658,400
Home Depot, Inc.		30,300	807,192
Kohls Corp.*		54,000	3,080,700
Lowe's Cos, Inc.		110,000	2,303,400
Starbucks Corp.*		40,000	826,000
Target Corp.		70,000	3,267,600
Williams-Sonoma, Inc.		25,000	505,750

CONSUMER SERVICES:	7.7%
eBay Inc.*		127,000	2,998,470
Garmin Ltd.		60,000	2,264,400
Intuit Inc.*		30,000	855,000

ENERGY:	10.6%
Apache Corp.		28,000	2,571,240
Schlumberger Ltd.		22,000	1,311,200
Transocean Ltd.		29,000	2,480,370
Unit Corp.		10,000	412,500
XTO Energy Inc.		40,000	1,652,800

EXCHANGE TRADED FUNDS	3.2%
Powershares QQQ		60,000	2,535,000

FINANCIALS:	17.7%
Affiliated Managers Group, Inc.*		31,000	2,015,310
American Express Co.		100	3,390
Bank of America Corp.		61,867	1,046,789.64
Capital One Financial Corp.		67,800	2,422,494
Citigroup, Inc.		190,000	919,600
Marshall & Ilsley Corp.		95,000	766,650
Morgan Stanley & Co.		40,000	1,235,200
State Street Corp.		50,000	2,630,000
Wells Fargo & Co.		110,000	3,099,800

HEALTH CARE:	22.1%
Biogen Idec*		43,100	2,177,412
Genzyme Corp.*		40,000	2,269,200
Gilead Sciences Inc.*		45,000	2,096,100
Medtronic Inc.		35,000	1,288,000
Mylan, Inc.*		125,000	2,001,250
Pfizer Inc.		109,800	1,817,190
UnitedHealth Group, Inc.		86,000	2,153,440
Waters Corp.*		35,000	1,955,100
Zimmer Holdings, Inc.*		35,000	1,870,750

INSURANCE:	3.7%
Aflac Inc.		65,000	2,778,100
MGIC Investment Corp.*		25,000	185,250

SOFTWARE:	1.9%
Check Point Software Technologies Ltd.*		10,000	283,500
Symantec Corp.*		75,000	1,235,250

TECHNOLOGY:	19.3%
Applied Materials, Inc.		40,000	536,000
Cisco Systems, Inc.*		170,000	4,001,800
Dell Inc.*		100,000	1,526,000
EMC Corp.*		190,000	3,237,600
Flextronics International Ltd.*		260,000	1,939,600
Microsoft Corp.		60,000	1,553,400
Yahoo! Inc.*		60,000	1,068,600
Zebra Technologies Corp.-Class A*		60,000	1,555,800

TOTAL COMMON STOCKS (Cost $111,409,355)		$ 86,423,498

SHORT-TERM INVESTMENTS:

TOTAL INVESTMENTS: 108.4% of net assets (Cost $111,409,355)		$ 86,423,498

CASH AND OTHER ASSETS LESS LIABILITIES: 4.8%		3,788,592
LOAN OUTSTANDING: (2.5%)		(2,000,000)
TOTAL CALL OPTIONS WRITTEN: (10.7%)		(8,504,325)

NET ASSETS: 100%		$ 79,707,765
* Non-income producing.
	Contracts
	(100 shares	Expiration	Exercise
	per contract)	Date	Price	Value
CALL OPTIONS WRITTEN:
Affiliated Managers Group, Inc.	250	January 2010	50.00	$406,250
Aflac Inc.	200	November 2009	28.00	299,000
Aflac Inc.	150	November 2009	36.00	112,500
Aflac Inc.	300	January 2010	30.00	397,500
American Express Co.	1	October 2009	25.00	890
American Eagle Outfitters, Inc.	600	January 2010	12.50	276,000
American Eagle Outfitters, Inc.	149	January 2010	15.00	39,485
Apache Corp.	260	October 2009	70.00	568,100
Applied Materials, Inc.	400	January 2010	12.50	64,000
Bed Bath & Beyond, Inc.	400	January 2010	30.00	328,000
Bed Bath & Beyond, Inc.	50	January 2010	32.00	32,750
Bed Bath & Beyond, Inc.	246	February 2010	38.00	75,030
Best Buy Co., Inc.	250	January 2010	35.00	113,750
Biogen Idec	295	January 2010	55.00	57,525
Capital One Financial Corp.	200	December 2009	37.00	60,500
Check Point Software Technologies Ltd.	93	October 2009	25.00	31,620
Cisco Systems, Inc.	1,000	January 2010	20.00	397,500
Coach Inc.	200	November 2009	27.50	118,000
Dell Inc.	400	January 2010	15.00	58,000
eBay Inc.	450	October 2009	17.00	293,625
eBay Inc.	620	January 2010	20.00	265,050
EMC Corp.	400	January 2010	16.00	73,400
EMC Corp.	500	January 2010	12.50	232,500
Flextronics International Ltd.	500	January 2010	5.00	131,750
Garmin, Ltd.	200	January 2010	30.00	172,000
Genzyme Corp.	200	October 2009	52.50	92,000
Genzyme Corp.	200	January 2010	55.00	109,000
Gilead Sciences Inc.	450	February 2010	49.00	114,750
Home Depot, Inc.	300	February 2010	28.00	39,600
Intuit Inc.	300	January 2010	27.50	66,000
Kohl's Corp.	200	October 2009	45.00	242,000
Kohl's Corp.	50	October 2009	50.00	35,750
Kohl's Corp.	290	January 2010	50.00	249,400
Lowe's Cos, Inc.	400	January 2010	24.00	21,000
Microsoft Corp.	200	October 2009	22.00	76,500
Microsoft Corp.	400	January 2010	25.00	77,000
Mylan, Inc.	700	January 2010	12.50	262,500
Mylan, Inc.	250	January 2010	15.00	45,000
Powershares QQQ	600	December 2009	41.00	160,200
Starbucks Corp.	400	January 2010	12.50	330,000
State Street Corp.	200	November 2009	40.00	261,000
State Street Corp.	200	November 2009	50.00	104,000
State Street Corp.	100	January 2010	55.00	40,500
Symantec Corp.	250	October 2009	16.00	18,750
Symantec Corp.	500	January 2010	15.00	112,500
Target Corp.	200	October 2009	41.00	115,000
Target Corp.	200	January 2010	45.00	82,000
Unit Corp	100	December 2009	35.00	76,000
Waters Corp.	200	November 2009	50.00	138,000
Waters Corp.	150	January 2010	45.00	175,500
Wells Fargo & Co.	400	October 2009	22.50	226,000
Wells Fargo & Co.	200	October 2009	27.00	32,500
Wells Fargo & Co.	300	January 2010	30.00	54,000
Williams-Sonoma, Inc.	250	February 2010	17.50	100,000
XTO Energy Inc.	320	February 2010	44.00	93,600
Yahoo! Inc.	300	October 2009	17.00	31,800
Zebra Technologies Corp. - Class A	300	November 2009	22.50	111,000
Zebra Technologies Corp. - Class A	300	February 2010	25.00	77,250
Zimmer Holdings, Inc.	140	January 2010	45.00	129,500

TOTAL CALL OPTIONS WRITTEN (Premiums Received $4,595,597)				$8,504,325

Securities Valuation: Securities traded on a national securities exchange are valued at their closing sale price. Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Fund adopted Financial Accounting Standards Board ("FASB") guidance on fair value measurements effective January 1, 2008. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. As of September 30, 2009, the Fund held no securities deemed as a Level 3.

The following table represents the fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of September 30, 2009 (unaudited):

	Level 1	Level 2	Level 3	Value at 9/30/09
Assets:
Common Stocks	$ 86,423,498	$ -	$ -	$ 86,423,498
Repurchase Agreement	-	-	-	-
Total	$ 86,423,498	$ -	$ -	$ 86,423,498

Liabilities:
Written Options	$ 8,504,325	$ -	$ -	$ 8,504,325
Total	$ 8,504,325	$ -	$ -	$ 8,504,325

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, CCO

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 23, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 23, 2009